Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status
Income Tax Status
The Internal Revenue Service has determined, and informed the firm by a letter dated November 17, 2025, that the terms of the Plan conform to the requirements of section 401(a) of the Internal Revenue Code of 1986, as amended.